Earnings (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Earnings per share [abstract]
Profit (Loss)	$ (36,224)	$ (26,160)	[1]	$ (24,787)	[1]
Weighted average number of shares outstanding for basic EPS (in shares)	93,767,005	77,668,404	[1]	63,805,442	[1]
Net effect of dilutive stock options (in shares)	0	0		0
Net effect of dilutive warrants (in shares)	0	0		0
Net effect of vesting of restricted stock (in shares)	0	0		0
Net effect of conversion of convertible notes (in shares)	0	0		0
Weighted average number of shares outstanding for diluted EPS (in shares)	93,767,005	77,668,404	[1]	63,805,442	[1]
Basic earnings (loss) per share (in dollars per share)	$ (0.39)	$ (0.34)	[1]	$ (0.39)	[1]
Diluted earnings (loss) per share (in dollars per share)	$ (0.39)	$ (0.34)	[1]	$ (0.39)	[1]

[1]	(1) In 2018, the Company adopted IFRS 15 using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.